EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE	3 Months Ended
Jun. 30, 2024
Event After Statement Of Financial Position Date
EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE

NOTE 19. EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE

Retention Agreement and General Release

On July 22, 2024, the Company and Portage Development Services, Inc. entered into a Retention Agreement and General Release (“Retention Agreement”) with each of Allan Shaw (“Employee”) and Joseph Ciavarella (“Consultant”). Under the terms of each of the Retention Agreements, Employee’s current employment agreement and Consultant’s current consulting agreement both terminated on July 22, 2024, except with respect to certain provisions. In return for continuing to provide services to the Company and its affiliates and completing certain Applicable Retention Events, as defined in the respective Retention Agreements, the Company will pay an aggregate $201,250 (the “Retention Amount”) to Employee and Consultant, in addition to their monthly pay through September 30, 2024.

The Company accrued the Retention Amount, as well as the monthly pay totaling $201,000 through September 30, 2024, in the condensed consolidated interim financial statements for the three months ended June 30, 2024 as the material terms of the Retention Agreements were known and agreed upon at June 30, 2024.

Additionally, Employee and Consultant will be entitled to receive bonuses accrued in Fiscal 2023 totaling $100,000, in the form of fully vested ordinary shares. Unless the Company provides notice in writing to the Employee or the Consultant, the Employee’s employment and the Consultant’s consulting relationship with the Company and its affiliates will end on September 30, 2024.

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